RESTRICTED CASH, CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
RESTRICTED CASH, CASH AND CASH EQUIVALENTS	RESTRICTED CASH, CASH AND CASH EQUIVALENTS

Amounts in $ ‘000	2024	2023
Restricted cash (non-current)	1,505	1,528
Restricted cash (current)	—	—
Cash and cash equivalents	54,944	61,741
Total restricted cash, cash and cash equivalents	56,449	63,269
Cash and cash equivalents comprises of cash and short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, except for restricted cash, which amounts to $1.5 million and $1.5 million in 2024 and 2023, respectively. Restricted cash includes deposits for rent.

For purposes of the cash flow statement restricted cash and marketable securities are not considered as ''cash and cash equivalents''.